Fair Value Measurements - Level 3 Rollforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements	$ 512
Transfers in and/or (out of ) Level 3	14	$ 0
Funds withheld payable under reinsurance treaties
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	(3,759)	(4,453)
Total Realized/Unrealized Gains (Losses) Included in Net Income	3,249	708
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	86	(14)
Transfers in and/or (out of ) Level 3	0	0
Fair Value	(424)	(3,759)
Market Risk Benefit, Liability Amount
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	(8,033)	(10,690)
Total Realized/Unrealized Gains (Losses) Included in Net Income	497	3,081
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	1,874	(424)
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	(5,662)	(8,033)
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	2	2
Total Realized/Unrealized Gains (Losses) Included in Net Income	(1)	0
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	1	2
Mortgage loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	0
Total Realized/Unrealized Gains (Losses) Included in Net Income	(7)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0
Purchases, sales, issuances and settlements	589
Transfers in and/or (out of ) Level 3	0
Fair Value	582	0
Limited partnerships
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	1	1
Total Realized/Unrealized Gains (Losses) Included in Net Income	(1)	0
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	14	0
Fair Value	14	1
Reinsurance recoverable on market risk benefits
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	383	472
Total Realized/Unrealized Gains (Losses) Included in Net Income	(162)	(89)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	221	383
Market risk benefit assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	1,664	690
Total Realized/Unrealized Gains (Losses) Included in Net Income	3,201	974
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	4,865	1,664
Policy loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	3,467	3,454
Total Realized/Unrealized Gains (Losses) Included in Net Income	29	(2)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	(77)	15
Transfers in and/or (out of ) Level 3	0	0
Fair Value	$ 3,419	$ 3,467